United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Project and Trade Finance Tender Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/20

Date of Reporting Period: Six months ended 09/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2019

Federated Project and Trade Finance Tender Fund
Fund Established 2016

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Project and Trade Finance Tender Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2019 through September 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	88.0%
Cash Equivalents[2]	9.3%
Other Assets and Liabilities—Net[3]	2.7%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—88.0%
		Basic Industry - Chemicals—3.8%
$1,280,769	[2]	ETG Agri Inputs FZE Dubai, 5.193% (1-month USLIBOR +3.250%), 9/30/2020	6/27/2018 - 9/30/2019	$1,280,769	$1,280,769
200,199	[2]	Kuwait Paraxylen, Revolver, 2.743% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	198,398	199,199
964,667	[2]	Kuwait Paraxylen, Term Loan, 2.743% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	960,095	959,843
		TOTAL			2,439,811
		Basic Industry - Forestry/Paper—1.8%
1,200,000	[2]	Bahia Cellulose, 5.040% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,201,800	1,196,400
		Basic Industry - Metals/Mining Excluding Steel—4.3%
1,000,000	[2]	Harmony Gold Mining Co. Ltd., 5.674% (3-month USLIBOR +3.150%), 8/17/2020	7/31/2018	1,000,000	996,500
954,546	[2]	KAZ Minerals PLC, 5.115% (1-month USLIBOR +3.000%), 6/30/2021	9/19/2019	954,545	952,637
861,111	[2]	Suek Tranche B, 5.045% (1-month USLIBOR +3.000%), 5/17/2022	10/10/2017 - 11/24/2017	861,111	858,958
		TOTAL			2,808,095
		Basic Industry - Steel Producers/Products—3.5%
1,350,000	[2]	Ferrexpo AG, 6.709% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 - 3/1/2019	1,341,773	1,349,325
938,434	[2]	Metinvest BV, 6.790% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	913,095	910,750
		TOTAL			2,260,075
		Capital Goods - Aerospace & Defense—0.8%
518,519	[2]	Gulf Air BSC, 5.307% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	519,297	516,963
		Consumer Cyclical - Apparel/Textiles—1.4%
878,827		PT Pan Brothers TBK, 3.764%—3.978%, 1/16/2020	7/23/2019 - 9/17/2019	878,827	878,827
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Non-Cyclical/Food-Wholesale—7.2%
$1,173,065		Gambia, Government of, 4.857%—5.745%, 8/31/2020	2/26/2019 - 9/5/2019	$1,173,065	$1,173,065
62,439		Gambia, Government of, 5.820%, 10/11/2019	10/15/2018	62,439	62,127
1,000,000	[2]	Ghana Cocoa Board, 2.581% (1-month USLIBOR +0.550%), 8/31/2020	9/30/2019	1,000,000	1,000,000
1,000,000	[2]	Olam Nigeria, 3.162% (3-month USLIBOR +1.050%), 12/5/2019	2/28/2019	1,000,000	1,000,000
500,000		PT Pacific Indopalm Industries, 3.660%, 10/18/2019	3/5/2019 - 3/14/2019	500,000	500,000
947,368	[2]	Vicentin SIAC, 8.303% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018 - 2/21/2018	947,368	946,421
		TOTAL			4,681,613
		Consumer Products—2.0%
EUR 288,500		Burkina Faso, Government of, 3.330%, 1/17/2020	2/7/2019 - 4/16/2019	326,656	314,451
$1,000,631		Burkina Faso, Government of, 4.938%, 2/25/2020	4/11/2019 - 8/28/2019	1,000,631	1,000,631
		TOTAL			1,315,082
		Energy - Exploration & Production—5.6%
166,667	[2]	EGPC African Export-Import Bank (Afreximbank), 4.846% – 5.106% (3-month USLIBOR +5.600%), 3/12/2020	6/20/2017	166,667	166,000
378,788	[2]	Karpower International B.V., 8.638% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019	378,788	377,652
45,103	[2]	KMG Vitol, 3.893% (1-month USLIBOR +1.850%), 3/31/2020	3/16/2017	44,990	44,855
937,500	[2]	Kosmos Energy, 5.268% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019	930,500	930,000
617,647	[2]	Sonangol, 5.504% (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	595,772	615,794
1,500,000	[2]	Yibal Export Pdo, 3.937% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019	1,495,750	1,499,250
		TOTAL			3,633,551
		Energy - Integrated Energy—4.7%
146,026	[2]	Kazmunaigaz BV, 3.893% (1-month USLIBOR +1.850%), 3/31/2020	5/13/2019	146,403	146,026
2,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	1,928,000	1,928,000
1,000,000	[2]	Staatsolie Maatschappij Suriname NV, 7.276% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	1,000,000	999,000
		TOTAL			3,073,026
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Field Equipment & Services—1.5%
$1,000,000	[2]	Petrobras Oil & Gas B.V., 5.916% (12-month USLIBOR +6.500%), 12/5/2024	9/17/2019	$992,500	$991,500
		Energy - Oil Refining and Marketing—10.3%
907,758	[2]	Dangote, 8.535% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017 - 10/22/2018	899,016	906,397
1,488,403		Egypt, Government of, 4.846% - 5.106% (12-month USLIBOR +2.600%), 3/12/2020	11/14/2018 - 3/15/2019	1,488,403	1,483,937
2,500,000		Pakistan, Government of, 4.904%—5.029%, 4/9/2020	2/21/2019 - 4/16/2019	2,500,000	2,500,000
1,785,714	[2]	SOCAR Energy, 4.951% (6-month USLIBOR +2.400%), 5/22/2020	11/30/2018 - 6/10/2019	1,785,714	1,785,714
		TOTAL			6,676,048
		Finance/Banks/Brokers—12.8%
1,000,000	[2]	ABC International Bank PLC, 3.008% (3-month USLIBOR +0.850%), 8/15/2020	8/14/2019	1,000,000	999,500
1,000,000	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	1,000,000	1,000,000
277,778	[2]	Banco Supervielle SA, 5.008% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	275,972	277,500
1,000,000	[2]	Doha Bank, 2.999% (3-month USLIBOR +0.700%), 10/19/2019	1/17/2019	1,000,000	998,000
1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.502% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	1,000,000	998,500
1,000,000		QNB Finansbank AS/Turkey, 3.929%, 1/8/2020	9/18/2019	1,000,000	997,500
1,000,000		Turk Exim Bank, 4.625%, 11/26/2019	2/28/2019	1,000,000	996,000
1,000,000		Turkiye Vakiflar Bankasi T.A.O., 3.812%, 11/14/2019	9/18/2019	1,000,000	997,500
1,000,000		Zenith Bank PLC, 3.321%, 8/5/2020	9/18/2019	1,000,000	997,500
		TOTAL			8,262,000
		Financial Services—Investments & Misc. Financial Services—3.1%
2,000,000	[2]	Advaita Trade DMCC, 4.593% (1-month USLIBOR +2.550%), 6/30/2022	9/30/2019	1,990,000	1,990,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—11.7%
$777,564	[2]	Armenia International Airports CJSC, 7.716% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	$785,340	$774,842
1,000,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,000,000	994,000
EUR 183,202		Cameroon, Government of, 3.612%, 10/15/2019	4/10/2019	206,386	199,681
$966,169		Egypt, Government of, 4.164% - 4.586%, 6/22/2020	5/15/2019 - 6/25/2019	966,169	964,720
333,333	[2]	JSC Partnership, 5.973% (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	337,900	333,333
502,523		Maldives, Government of, 4.546% – 4.767%, 1/13/2020	7/2/2019 - 9/26/2019	502,523	502,523
857,143	[2]	Ministry of Finance Tanzania, 7.416% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	852,000	856,286
400,000	[2]	Ministry of Finance Zambia, 8.256% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	400,000	397,800
1,000,000		Pakistan, Government of, 4.359%—5.043%, 9/8/2020	5/17/2019 - 9/10/2019	1,000,000	999,500
EUR 500,000		Senegal, Government of, 4.800%, 6/10/2020	2/4/2019	582,741	545,248
$1,000,000		Tunisia, Government of, 3.721%, 2/28/2020	8/29/2019	1,000,000	997,000
		TOTAL			7,564,933
		Retail - Discount Stores—0.1%
47,796		Costco Wholesale Corp., 2.815%, 10/29/2019	8/1/2019	47,487	47,580
		Retail - Food & Drug Retailers—1.2%
780,300		WalMart Inc., 2.815%, 11/5/2019	8/1/2019	774,880	775,228
		Services - Airlines—0.7%
435,897	[2]	Pakistan International Airlines, 5.186% (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	431,538	433,500
		Services - Railroads—1.9%
545,262	[2]	Autopistas Urbanas SA (AUSA), 5.658% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	537,083	542,263
666,666	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	666,666	662,666
		TOTAL			1,204,929
		Services - Transportation Excluding Air/Rail—1.1%
712,042	[2]	Asyaport, 6.656% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	712,042	711,330
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—2.3%
$1,500,000	[2]	African Export-Import Bank (Afreximbank), 3.504% (3-month USLIBOR +1.400%), 5/8/2020	4/2/2019	$1,502,250	$1,497,000
		Telecommunications - Wireless—3.4%
233,333	[2]	MTN Group Ltd., 4.274% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	232,167	231,467
2,000,000		Zain Telecommunications, 4.434%, 11/13/2019	6/20/2019	1,964,670	1,969,000
		TOTAL			2,200,467
		Utility - Electric-Generation—1.1%
389,087	[2]	Casablanca & Giacote Solar PV Project, 5.212% (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	381,306	386,558
96,163	[2]	Egypt Electric AfreximBK, 7.450% (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	96,163	95,634
214,305	[2]	Egypt Electric, 6.536% - 7.082% (3-month USLIBOR +4.250%), 6/12/2023	1/31/2017	213,984	210,341
		TOTAL			692,533
		Utility Electric-Distribution/Transportation—1.7%
EUR 1,000,000		Cote D'Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	1,103,150	1,087,225
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $57,095,732)			56,937,716
		INVESTMENT COMPANY—9.3%
6,005,796		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.06%[3] (IDENTIFIED COST $6,006,997)			6,006,997
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $63,102,729)[4]			62,944,713
		OTHER ASSETS AND LIABILITIES - NET—2.7%[5]			1,720,463
		TOTAL NET ASSETS—100%			$64,665,176
Semi-Annual Shareholder Report

At September 30, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
10/2/2019	State Street Bank & Trust Co.	194,509 EUR	$222,976	$10,971
10/9/2019	Citibank N.A.	61,000 EUR	$70,804	$4,281
10/17/2019	State Street Bank & Trust Co.	185,757 EUR	$209,373	$6,677
11/8/2019	Citibank N.A.	123,000 EUR	$143,123	$8,688
11/19/2019	HSBC Bank USA	63,227 EUR	$72,546	$3,387
12/19/2019	HSBC Bank USA	15,849 EUR	$18,229	$851
1/6/2020	State Street Bank & Trust Co.	1,000,000 EUR	$1,108,002	$9,741
1/22/2020	HSBC Bank USA	31,788 EUR	$36,675	$1,726
6/12/2020	Citibank N.A.	510,000 EUR	$591,162	$25,246
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$71,568
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	1,739,470
Purchases/Additions	34,419,943
Sales/Reductions	(30,153,617)
Balance of Shares Held 9/30/2019	6,005,796
Value	$6,006,997
Change in Unrealized Appreciation/Depreciation	$27
Net Realized Gain/(Loss)	$446
Dividend Income	$128,245
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2019, these restricted securities amounted to $56,937,716, which represented 88.0% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$56,937,716	$56,937,716
Investment Company	6,006,997	—	—	6,006,997
TOTAL SECURITIES	$6,006,997	$—	$56,937,716	$62,944,713
Other Financial Instruments[1]
Assets	$—	$71,568	$—	$71,568
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$71,568	$—	$71,568
1	Other financial instruments are foreign exchange contracts.
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Fund's Board of Trustees (the “Trustees”). See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2019	$48,881,278
Accrued discount/premiums	$52,742
Realized gain (loss)	$(30,028)
Change in unrealized appreciation (depreciation)	$(81,014)
Purchases	$33,847,728
(Sales)	$(25,732,990)
Balance as of 9/30/2019	$56,937,716
The total change in unrealized appreciation (depreciation) attributable to investments still held at 9/30/2019	$(149,510)
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,		Period Ended 3/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$9.98	$10.00	$10.02	$10.01
Income From Investment Operations:
Net investment income (loss)	0.21[2]	0.45	0.28[2]	0.02
Net realized and unrealized gain (loss)	(0.01)	(0.01)	0.02	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.44	0.30	0.02
Less Distributions:
Distributions from net investment income	(0.20)	(0.45)	(0.32)	(0.01)
Distributions from net realized gain	—	(0.01)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.20)	(0.46)	(0.32)	(0.01)
Net Asset Value, End of Period	$9.98	$9.98	$10.00	$10.02
Total Return[4]	2.04%	4.42%	3.04%	0.22%
Ratios to Average Net Assets:
Net expenses	0.71%[5]	0.70%	0.67%	0.34%[5]
Net investment income	4.09%[5]	4.44%	2.74%	1.37%[5]
Expense waiver/reimbursement[6]	0.32%[5]	0.29%	0.34%	1.72%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,665	$51,680	$49,484	$70,873
Portfolio turnover	36%	57%	39%	4%
1	Reflects operations for the period from January 31, 2017 (date of initial public investment) to March 31, 2017. During the period prior to date of initial public investment, a distribution of $0.012 per share was made to the Adviser.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $6,006,997 of investment in an affiliated holding (identified cost $63,102,729)		$62,944,713
Cash denominated in foreign currencies (identified cost $10,126)		9,969
Income receivable		800,961
Income receivable from affiliated holding		25,251
Receivable for investments sold		880,855
Unrealized appreciation on foreign exchange contracts		71,568
TOTAL ASSETS		64,733,317
Liabilities:
Due to broker	$5,126
Payable for investment adviser fee (Note 5)	337
Payable for transfer agent fee	5,679
Payable for legal fees	4,076
Payable for portfolio accounting fees	40,242
Payable for share registration costs	9,359
Accrued expenses (Note 5)	3,322
TOTAL LIABILITIES		68,141
Net assets for 6,477,883 shares outstanding		$64,665,176
Net Assets Consist of:
Paid-in capital		$64,697,604
Total distributable earnings (loss)		(32,428)
TOTAL NET ASSETS		$64,665,176
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$64,665,176 ÷ 6,477,883 shares outstanding, no par value, unlimited shares authorized		$9.98
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2019 (unaudited)
Investment Income:
Interest		$1,317,738
Dividends (including $128,245 received from an affiliated holding* and net of foreign taxes withheld of $200)		128,044
TOTAL INCOME		1,445,782
Expenses:
Investment adviser fee (Note 5)	$150,641
Custodian fees	4,201
Transfer agent fee	18,232
Directors'/Trustees' fees (Note 5)	3,705
Auditing fees	27,210
Legal fees	5,973
Portfolio accounting fees	68,381
Share registration costs	15,313
Printing and postage	7,999
Miscellaneous (Note 5)	6,840
TOTAL EXPENSES	308,495
Waiver/reimbursement of investment adviser fee (Note 4)	$(95,942)
Net expenses		212,553
Net investment income		1,233,229
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $446 on sales of investments in an affiliated holding*)		(28,608)
Net realized gain on foreign currency transactions		2,441
Net realized gain on foreign exchange contracts		79,415
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $27 on investments in an affiliated holding*)		(80,987)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		(230)
Net change in unrealized appreciation of foreign exchange contracts		22,100
Net realized and unrealized gain (loss) on investments, foreign exchange contracts and foreign currency transactions		(5,869)
Change in net assets resulting from operations		$1,227,360
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2019	Year Ended 3/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,233,229	$2,246,715
Net realized gain	53,248	45,130
Net change in unrealized appreciation/depreciation	(59,117)	(96,386)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,227,360	2,195,459
Distributions to Shareholders	(1,298,864)	(2,290,522)
Share Transactions:
Proceeds from sale of shares	12,000,000	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,056,957	2,290,522
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,056,957	2,290,522
Change in net assets	12,985,453	2,195,459
Net Assets:
Beginning of period	51,679,723	49,484,264
End of period	$64,665,176	$51,679,723
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2019 (unaudited)
Operating Activities:
Change in net assets resulting from operations	$1,227,360
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchases of investment securities	(33,847,728)
Proceeds from disposition of investment securities	25,824,867
Purchase of short-term investments, net	(4,266,706)
Amortization/accretion of premium/discount, net	(62,019)
Increase in income receivable	(345,809)
Increase in receivable for investments sold	(288,647)
Decrease in accrued expenses	(363)
Net realized loss on investments	28,608
Net realized gain on foreign exchange contracts	(79,415)
Net realized gain on foreign currency transactions	(2,441)
Net change in unrealized appreciation/depreciation of investments	80,987
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	230
Net change in unrealized appreciation of foreign exchange contracts	(22,100)
NET CASH USED BY OPERATING ACTIVITIES	(11,753,176)
Cash Flows Provided By Financing Activities:
Proceeds from shares sold	12,000,000
Distributions paid in cash	(241,907)
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,758,093
Net increase in cash	4,917
Cash at beginning period	5,052
Cash at end of period	$9,969
Non-cash financing activities not included herein consist of reinvestments of dividends and distributions of $1,056,957.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2019 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Fund's investment objective is to provide total return primarily from income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Semi-Annual Shareholder Report

Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $95,942 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2017 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the State of Delaware.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $7,992 and $397,330, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$71,568
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$79,415

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign Exchange Contracts	$22,100
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2019	Year Ended 3/31/2019
Shares sold	1,191,659	—
Shares issued to shareholders in payment of distributions declared	105,805	229,523
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,297,464	229,523
Each Shareholder will automatically be a participant under the Fund's Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder's broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
At September 30, 2019, the cost of investments for federal tax purposes was $63,102,729. The net unrealized depreciation of investments for federal tax purposes was $86,448. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $94,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $180,642.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.70% of the Fund's average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. Effective from January 31, 2017 through April 30, 2017, the Adviser and certain of its affiliates on their own initiative had agreed to waive certain amounts of their respective fees and/or reimburse expenses such that total annual operating expenses as described above would not exceed 0.34%. For the year ended March 31, 2019, the Adviser voluntarily waived $92,003 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2019, the Adviser reimbursed $3,939.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2019, the Sub-Adviser earned a fee of $117,822.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS receives no compensation for providing administrative services to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2019, were as follows:
Purchases	$16,014,054
Sales	$12,480,271
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At September 30, 2019, the diversification of countries was as follows
Country	Percentage of Total Net Assets
Pakistan	6.1
Turkey	5.7
Kazakhstan	4.8
Egypt	4.5
Nigeria	4.5
Angola	3.9
Ukrainian Ssr	3.5
Ghana	3.0
Saudi Arabia	3.0
Azerbaijan	2.8
Argentina	2.7
Gabon	2.3
Oman	2.3
Indonesia	2.1
Burkina Faso	2.0
United Arab Emirates	2.0
Brazil	1.9
Gambia	1.9
South Africa	1.9
Kuwait	1.8
Ivory Coast	1.7
Ecuador	1.5
Kenya	1.5
Qatar	1.5
Rwanda	1.5
Singapore	1.5
Suriname	1.5
Tunisia	1.5
United Kingdom	1.5
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Russia	1.3
Tanzania, United Republic Of	1.3
Armenia	1.2
Ethiopia	1.0
Bahrain	0.8
Maldives	0.8
Senegal	0.8
Lebanon	0.6
Uruguay	0.6
Zambia	0.6
Georgia	0.5
Cameroon, United Republic Of	0.3
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,020.40	$3.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.40	$3.59
1	Expenses are equal to the Fund's annualized net expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated, (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings, at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, as among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the
Semi-Annual Shareholder Report

overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, sub-adviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and that the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., applicable institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risks associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
Semi-Annual Shareholder Report

as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases, there may be differences in the funds' objectives or investment management techniques or the costs to implement the funds, even within the same Peer Group. The Board received and considered information regarding each Fund's discount to net asset value per share, including comparative data for the Peer Group.
For the one-year period covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Project and Trade Finance Tender Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104

Q453326 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable
(b)	Effective June 27, 2019, Dalia Kay no longer serves as a portfolio manager of the Fund.

Effective July 29, 2019, Maarten Offeringa was added as a portfolio manager of the Fund.

Maarten Offeringa, Portfolio Manager

Maarten Offeringa has been the Fund’s portfolio manager since July 2019.

Mr. Offeringa is responsible for providing research and advice on sector allocation and security selection. He has been with Federated since 2018; has worked in investment management since 2018; has managed investment portfolios since 2019. Education: MA, Vrije Universiteit Amsterdam.

The following information is provided as of October 31, 2019.

Types of Accounts Managed by Maarten Offeringa	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	1/$622.2 million	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	0/$0	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Maarten Offeringa is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and is paid entirely in cash. The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund's benchmark (i.e., LIBOR). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Offeringa is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts or activities for which Mr. Offeringa is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2019